Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000193049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193049 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193049 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.80%
C000193049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193049 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
C000193049 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193049 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193047 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193047 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000193047 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193047 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000193047 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193047 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000193047 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193047 [Member] | Single Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193047 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193047 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193047 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193047 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193047 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000193047 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193047 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193047 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193047 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193047 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193047 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000193047 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193047 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000193047 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000193047 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230267 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230267 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000230267 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244148 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244148 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000244148 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244148 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244148 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000244148 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244148 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217911 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000217911 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217911 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217911 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%	[3]
C000217911 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000217911 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.70%)
C000217911 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000217911 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230731 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230731 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000230731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000230731 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000230731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000230731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230731 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230731 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230731 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000189003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000189003 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000189003 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000189003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189003 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%	[4]
C000189003 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000189003 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000189003 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000189003 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200624 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200624 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000200624 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000230284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230284 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000230284 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230284 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[5]
C000230284 [Member] | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000230284 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000230284 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230284 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230284 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000230284 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000230284 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000230284 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230284 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[2]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[3]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[4]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[5]	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
[6]	Percentage rounds to zero.